Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 215,131	$ 275,448	$ 274,350
Weighted average number of shares, basic net earnings	44,375	44,322	44,204
Employee stock options, Per Share amount	217	259
Weighted average number of shares, diluted net earnings	44,592	44,581	44,278
Basic net earnings per share (in usd per share)	$ 4.85	$ 6.21	$ 6.21
Earnings Per Share, Dilution Effect, Employee Stock Option	(0.03)	(0.03)
Diluted net earnings per share (in usd per share)	$ 4.82	$ 6.18	$ 6.20